Consolidated Statements of Equity - JPY (¥) ¥ in Millions		Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]		Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of fiscal year at Mar. 31, 2016				¥ 2,090,270	¥ 5,958,929	¥ 239,571	¥ 3,980,257		¥ 2,301,259	¥ (299,661)	¥ 577,642
Stock-based compensation (Note 33)					(1,856)
Net income attributable to Mitsubishi UFJ Financial Group		¥ 202,680					202,680
Cash dividends: Common stock-¥18.00 per share in 2017 and 2018, and ¥21.00 per share in 2019							(246,338)
Losses on sales of shares of treasury stock							(1,114)
Purchases of shares of treasury stock (Note 18)										(217,803)
Sales of shares of treasury stock										3,491
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										(15)
Initial subscriptions of noncontrolling interests											112,644
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											113,878
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(563,918)
Decrease in noncontrolling interests related to disposition of subsidiaries											(1,026)
Net income (loss) attributable to noncontrolling interests		(24,590)									(24,590)
Dividends paid to noncontrolling interests											(6,842)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes		(48,474)							(23,709)		(24,765)
Other-net					(429)						171
Balance at end of fiscal year at Mar. 31, 2017		14,764,708	¥ 13,985,532	2,090,270	5,956,644	239,571	3,931,612		2,281,423	(513,988)	779,176
Effect of adopting new guidance | Consolidation of Certain Variable Interest Entities [Member]							(3,873)		3,873		595,982
Stock-based compensation (Note 33)					315
Net income attributable to Mitsubishi UFJ Financial Group		1,228,160					1,228,160
Cash dividends: Common stock-¥18.00 per share in 2017 and 2018, and ¥21.00 per share in 2019							(240,497)
Losses on sales of shares of treasury stock							(8)
Purchases of shares of treasury stock (Note 18)										(201,102)
Sales of shares of treasury stock										2,098
Retirement of common stock					(190,054)					190,054
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										66
Initial subscriptions of noncontrolling interests											48,828
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(120,216)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(22,556)
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)					(34,751)						(15,390)
Net income (loss) attributable to noncontrolling interests		25,836									25,836
Dividends paid to noncontrolling interests											(21,675)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes		226,165							224,845		1,320
Other-net					8,011						310
Balance at end of fiscal year at Mar. 31, 2018		15,645,815	14,970,182	2,090,270	5,740,165	239,571	4,945,733		2,477,315	(522,872)	675,633
Effect of adopting new guidance | Foreign Affiliated Company [Member]							(2,605)	[1]	118
Effect of adopting new guidance | Reclassification of Certain Tax Effects [Member]							29,071		(29,071)
Stock-based compensation (Note 33)					(180)
Net income attributable to Mitsubishi UFJ Financial Group		718,645					718,645
Cash dividends: Common stock-¥18.00 per share in 2017 and 2018, and ¥21.00 per share in 2019							(275,551)
Purchases of shares of treasury stock (Note 18)										(161,043)
Sales of shares of treasury stock										3,775
Retirement of common stock					(162,720)					162,720
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										184
Initial subscriptions of noncontrolling interests											108,235
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(2,830)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(20,497)
Net income (loss) attributable to noncontrolling interests		18,960									18,960
Dividends paid to noncontrolling interests											(15,853)
Net change during the fiscal year, Other comprehensive income (loss), net of taxes		(38,133)							(59,342)		21,209
Other-net					(79)						343
Balance at end of fiscal year at Mar. 31, 2019		¥ 15,984,748	¥ 15,199,548	¥ 2,090,270	¥ 5,577,186	¥ 239,571	8,094,026		(284,269)	¥ (517,236)	¥ 785,200
Effect of adopting new guidance | Foreign Affiliated Company [Member]	[2]						1,173
Effect of adopting new guidance | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]							2,702,242		¥ (2,702,242)
Effect of adopting new guidance | Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]							¥ 1,784

[1]	The effect mainly resulted from the adoption of new accounting guidance on "Targeted Improvements to Accounting for Hedging Activities". See Note 14 for more information.
[2]	The effect resulted from the adoption of new accounting guidance on "Leases".